SGI Global Equity Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 90.4%	Shares	Value
Aerospace/Defense - 2.9%
Leonardo SpA - ADR	4,520	$ 143,600
Lockheed Martin Corp.	480	254,616
Rolls-Royce Holdings PLC - ADR (a)	94,981	1,704,909
		2,103,125

Agriculture - 0.2%
Wilmar International Ltd. - ADR	4,744	133,591

Auto Parts & Equipment - 2.1%
Magna International, Inc.	23,434	1,517,586

Banks - 5.0%
Bank of China Ltd. - ADR	23,264	385,485
Bank of Montreal, (Canada)	3,027	490,404
BNP Paribas SA - ADR	27,693	1,488,499
China Construction Bank Corp. - ADR	17,552	379,650
DBS Group Holdings Ltd. - ADR	930	182,392
HDFC Bank Ltd. - ADR	5,217	124,060
ICICI Bank Ltd. - ADR	9,902	259,729
Woori Financial Group, Inc. - ADR (a)	5,538	336,932
		3,647,151

Beverages - 7.1%
Coca-Cola Co.	19,046	1,504,825
Coca-Cola Femsa SAB de CV - ADR	3,497	376,137
Monster Beverage Corp. (b)	22,905	2,017,472
PepsiCo, Inc.	9,018	1,300,306
		5,198,740

Biotechnology - 4.9%
BeOne Medicines Ltd. - ADR (b)	458	131,867
Gilead Sciences, Inc.	4,578	615,421
Incyte Corp. (b)	4,639	448,777
Regeneron Pharmaceuticals, Inc.	2,008	1,234,478
United Therapeutics Corp. (b)	1,098	611,389
Vertex Pharmaceuticals, Inc. (b)	1,169	523,174
		3,565,106

Commercial Services - 0.2%
New Oriental Education & Technology Group, Inc. - ADR	2,563	117,360

Computers - 1.1%
Infosys Ltd. - ADR (a)	61,307	775,534

Cosmetics/Personal Care - 2.1%
Colgate-Palmolive Co.	16,918	1,524,819

Distribution/Wholesale - 0.4%
Sumitomo Corp. - ADR (a)	7,164	315,574

Diversified Financial Services - 3.5%
Cboe Global Markets, Inc.	1,929	643,437
CME Group, Inc.	3,683	1,007,448
Hong Kong Exchanges & Clearing Ltd. - ADR	8,170	417,405
KB Financial Group, Inc. - ADR	3,281	332,825
Mastercard, Inc. - Class A	323	159,556
		2,560,671

Electric - 5.9%
Ameren Corp.	9,782	1,056,162
CMS Energy Corp.	2,073	150,438
Consolidated Edison, Inc.	8,560	904,193
DTE Energy Co.	998	142,584
E.ON SE - ADR	6,698	141,893
Evergy, Inc.	9,049	742,380
Korea Electric Power Corp. - ADR (a)	35,717	470,036
National Grid PLC - ADR (a)	7,340	598,430
OGE Energy Corp. (a)	3,031	143,154
		4,349,270

Electronics - 1.3%
Halma PLC - ADR (a)	3,284	422,323
TDK Corp. - ADR	21,865	566,522
		988,845

Engineering & Construction - 0.7%
ACS Actividades de Construccion y Servicios SA - ADR (b)	6,218	179,016
EMCOR Group, Inc.	390	322,460
		501,476

Gas - 1.2%
National Fuel Gas Co. (a)	11,636	898,881

Healthcare-Products - 0.2%
FUJIFILM Holdings Corp. - ADR	15,529	160,880

Insurance - 5.5%
Allianz SE - ADR	9,774	432,890
AXA SA - ADR	5,528	254,564
Berkshire Hathaway, Inc. - Class B (b)	3,050	1,447,164
Chubb Ltd., (Switzerland)	1,101	343,215
Manulife Financial Corp.	12,084	461,488
MS&AD Insurance Group Holdings, Inc. - ADR (a)	8,015	213,600
NN Group NV - ADR	9,756	408,484
Ping An Insurance Group Co. of China Ltd. - ADR	30,229	464,317
		4,025,722

Internet - 1.8%
Booking Holdings, Inc.	3,883	650,131
Tencent Holdings Ltd. - ADR	5,933	323,942
VeriSign, Inc.	1,270	362,432
		1,336,505

Iron/Steel - 0.3%
POSCO Holdings, Inc. - ADR	2,798	198,378

Lodging - 0.3%

H World Group Ltd. - ADR (a)	4,349	195,227

Machinery-Construction & Mining - 0.8%
Komatsu Ltd. - ADR	14,760	604,717

Media - 0.9%
Fox Corp. - Class B	11,442	656,656

Mining - 4.6%
Barrick Mining Corp.	3,320	141,266
Gold Fields Ltd. - ADR	20,745	826,896
Harmony Gold Mining Co. Ltd. - ADR (a)	27,478	502,023
Impala Platinum Holdings Ltd. - ADR	10,260	146,308
Newmont Corp.	12,418	1,363,620
OR Royalties, Inc.	4,516	167,137
Zijin Mining Group Co. Ltd. - ADR	2,626	220,702
		3,367,952

Office-Business Equipment - 0.2%
Canon, Inc. - ADR	6,411	170,404

Oil & Gas - 3.4%
Petroleo Brasileiro SA - Petrobras - ADR (a)	19,309	323,812
Repsol SA - ADR	6,235	160,988
Shell PLC - ADR (a)	23,508	1,977,493
		2,462,293

Pharmaceuticals - 6.8%
AbbVie, Inc.	1,490	324,403
Cardinal Health, Inc.	5,298	1,042,646
Cencora, Inc.	1,947	524,444
Daiichi Sankyo Co. Ltd. - ADR	7,701	129,223
Eli Lilly & Co.	553	611,065
McKesson Corp.	168	124,730
Merck & Co., Inc.	2,432	288,727
Neurocrine Biosciences, Inc. (b)	5,307	840,098
Takeda Pharmaceutical Co. Ltd. - ADR (a)	68,373	1,091,233
		4,976,569

Pipelines - 0.6%
Cheniere Energy, Inc.	1,904	428,133

Real Estate - 0.4%
CBRE Group, Inc. - Class A (b)	2,456	307,098

Retail - 2.1%
AutoZone, Inc. (b)	231	678,029
Pan Pacific International Holdings Corp. - ADR	29,884	327,529
TJX Cos., Inc.	3,503	542,089
		1,547,647

Semiconductors - 12.0%
Lam Research Corp.	1,400	445,452
Micron Technology, Inc.	3,935	3,820,885
NVIDIA Corp.	5,255	1,109,541
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,893	2,047,476

United Microelectronics Corp. - ADR (a)	59,567		1,321,196
			8,744,550

Software - 5.3%
Autodesk, Inc. (b)	2,105		486,908
Cadence Design Systems, Inc. (b)	980		367,431
Microsoft Corp.	4,977		2,240,844
NetEase, Inc. - ADR (a)	1,226		150,577
Roper Technologies, Inc.	836		272,143
Zoom Communications, Inc. - Class A (b)	3,662		372,023
			3,889,926

Telecommunications - 5.9%
America Movil SAB de CV - ADR	13,399		340,067
Arista Networks, Inc. (b)	6,480		1,033,366
BCE, Inc.	5,841		146,667
Chunghwa Telecom Co. Ltd. - ADR	3,314		145,054
Cisco Systems, Inc.	1,567		188,698
Deutsche Telekom AG - ADR	20,427		685,939
Motorola Solutions, Inc.	1,107		446,431
NTT, Inc. - ADR	5,981		140,673
Singapore Telecommunications Ltd. - ADR	8,406		285,384
T-Mobile US, Inc.	2,901		544,024
Vodafone Group PLC - ADR	22,911		342,748
			4,299,051

Toys/Games/Hobbies - 0.2%
Nintendo Co. Ltd. - ADR	12,473		139,074

Transportation - 0.5%
Canadian National Railway Co.	3,233		383,272
TOTAL COMMON STOCKS (Cost $57,901,689)			66,091,783

EXCHANGE TRADED FUNDS - 8.9%	Shares		Value
iShares Core MSCI Emerging Markets ETF	26,724		2,230,652
Vanguard Emerging Markets ex-China ETF	23,043		2,190,468
Vanguard FTSE Emerging Markets ETF (a)	35,332		2,115,680
TOTAL EXCHANGE TRADED FUNDS (Cost $6,054,472)			6,536,800

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.4%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	12,723,802		12,723,802
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,723,802)			12,723,802

TOTAL INVESTMENTS - 116.7% (Cost $76,679,963)			85,352,385
Liabilities in Excess of Other Assets - (16.7)%		(0.16720)	(12,226,508)
TOTAL NET ASSETS - 100.0%			$ 73,125,877

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $12,372,841.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI Global Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 66,091,783	$ –	$ –	$ 66,091,783
Exchange Traded Funds	6,536,800	–	–	6,536,800
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	12,723,802
Total Investments	$ 72,628,583	$ –	$ –	$ 85,352,385

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United Kingdom	$ 5,045,903	6.9%
Japan	3,859,429	5.2
Taiwan	3,513,726	4.8
Canada	3,307,820	4.5
China	2,237,260	3.0
France	1,743,063	2.3
South Africa	1,475,227	2.0
South Korea	1,338,171	1.8
Germany	1,260,722	1.7
India	1,159,323	1.7
Mexico	716,204	1.0
Singapore	601,367	0.8
Hong Kong	417,405	0.6
Netherlands	408,484	0.6
Switzerland	343,215	0.5
Spain	340,004	0.5
Brazil	323,812	0.5
Italy	143,600	0.2
United States	57,117,650	78.1
Liabilities in Excess of Other Assets	(12,226,508)	(16.7)
	$ 73,125,877	100.0%